                               PACIFIC PORTFOLIOS

         Individual Flexible Premium Deferred Variable Annuity Contract

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

                                              This supplement changes the Prospectus to reflect the following effective
                                              January 1, 2000:

                                              ---------------------------------------------------------------------------------
Two New Variable Investment                   The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                         Prospectus.

 . Diversified Research
 . International Large-Cap

                                              ---------------------------------------------------------------------------------
The Growth Variable Account Is                As of October 1, 1999, the Growth Variable Account is available as an
Added as a Variable Investment                additional Variable Investment Option. The Growth Variable Account invests in
Option                                        the Growth Portfolio of the Fund. References to the 17 Variable Investment
                                              Options or Subaccounts throughout the Prospectus are changed to refer to 20
                                              Variable Investment Options or Subaccounts.

                                              ---------------------------------------------------------------------------------
The Names of Two Variable                     The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                Variable Investment Option.

                                              The International Variable Investment Option is now called the International
                                              Value Variable Investment Option.

                                              These new names reflect the change in name of the underlying Portfolios of
                                              Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Subaccount or Variable
                                              Investment Option is changed to refer to the Small-Cap Equity or International
                                              Value Portfolio, Subaccount or Variable Investment Option, respectively.

                                              ---------------------------------------------------------------------------------
An Overview of Pacific Portfolios Is          The following is added to the chart under Fees and Expenses Paid by the
Amended                                       Pacific Select Fund:
                                              ---------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee Other Expenses Total Expenses+
                                              ---------------------------------------------------------------------------------
                                              Diversified Research*        0.90%         0.05%           0.95%
                                              International Large-Cap*     1.05%         0.15%           1.20%
                                              Small-Cap Equity             0.65%         0.05%           0.70%

                                              * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                2000. See page 7 of the Prospectus for information about expense caps through
                                                December 31, 2000 for these Portfolios.

                                              + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                12b-1 plan, under which brokerage transactions may be placed with broker-
                                                dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                              The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                              Pacific Select Fund are replaced with the following:
                                              ---------------------------------------------------------------------------------
                                              Portfolio                 Advisory Fee Other Expenses Total Expenses+
                                              ---------------------------------------------------------------------------------
                                              Equity Index                 0.25%         0.05%           0.30%
                                                                                                                              1

                                              The following is added to Examples:

                                              The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                                              These examples assume the following:

                                              . the Contract Value starts at $45,000

                                              . the Investment Options have an annual return of 5%

                                              . the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply.

                                              without EGMDBR and GIA Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider ("EGMDBR") and
                                              the Guaranteed Income Advantage ("GIA") Rider.

                                              with EGMDBR reflects the expenses you would pay if you bought the optional
                                              Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These
                                              expenses depend on the age of the youngest Annuitant on the Contract Date.

                                              with GIA Rider reflects the expenses you would pay if you bought the optional
                                              Guaranteed Income Advantage Rider, but not the Enhanced Guaranteed Minimum
                                              Death Benefit Rider.

                                              with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed
                                              Income Advantage Rider.

                                              These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                                              ------------------------------------------------------------------------------
                                                                                                        Expenses if you did
                                                                                                        not annuitize or
                                                              Expenses if you      Expenses if you      surrender, but left
                                                              annuitized           surrendered          the money in your
                                                              your Contract ($)    your Contract ($)    Contract ($)
                                              ------------------------------------------------------------------------------
                                              Variable
                                               Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                                              ------------------------------------------------------------------------------
                                              Diversified
                                               Research
                                              without EGMDBR
                                              and GIA Rider    88   76  130  276    88  130  157  276    25   76  130  276
                                              with EGMDBR:
                                              age 0-65         89   79  135  286    89  133  162  286    26   79  135  286
                                              with EGMDBR:
                                              age 66-75        91   85  145  306    91  139  172  306    28   85  145  306
                                              with GIA Rider   91   85  145  306    91  139  172  306    28   85  145  306
                                              with EGMDBR
                                              and GIA Rider:
                                              age 60-65        92   88  150  316    92  142  177  316    29   88  150  316
                                              with EGMDBR
                                              and GIA Rider:
                                              age 66-75        94   94  160  335    94  148  187  335    31   94  160  335
                                              ------------------------------------------------------------------------------
                                              Small-Cap Equity
                                              without EGMDBR
                                              and GIA Rider    85   68  117  251    85  122  144  251    22   68  117  251
                                              with EGMDBR:
                                              age 0-65         86   71  122  261    86  125  149  261    23   71  122  261
                                              with EGMDBR:
                                              age 66-75        88   77  132  281    88  131  159  281    25   77  132  281
                                              with GIA Rider   88   77  132  281    88  131  159  281    25   77  132  281
                                              with EGMDBR
                                              and GIA Rider:
                                              age 60-65        89   81  137  291    89  135  164  291    26   81  137  291
                                              with EGMDBR
                                              and GIA Rider:
                                              age 66-75        91   87  147  311    91  141  174  311    28   87  147  311
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------
                                                                                                        Expenses if you did
                                                                                                        not annuitize or
                                                              Expenses if you      Expenses if you      surrender, but left
                                                              annuitized           surrendered          the money in your
                                                              your Contract ($)    your Contract ($)    Contract ($)
                                              ------------------------------------------------------------------------------
                                              Variable
                                               Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                                              ------------------------------------------------------------------------------
                                              International Large-Cap
                                              without EGMDBR
                                              and GIA Rider    90   83  142  301    90  137  169  301    27   83  142  301
                                              with EGMDBR:
                                              age 0-65         91   86  147  310    91  140  174  310    28   86  147  310
                                              with EGMDBR:
                                              age 66-75        93   92  157  330    93  146  184  330    30   92  157  330
                                              with GIA Rider   93   92  157  330    93  146  184  330    30   92  157  330
                                              with EGMDBR
                                              and GIA Rider:
                                              age 60-65        94   95  162  339    94  149  189  339    31   95  162  339
                                              with EGMDBR
                                              and GIA Rider:
                                              age 66-75        96  101  172  358    96  155  199  358    33  101  172  358
                                              ------------------------------------------------------------------------------
                                              Equity Index
                                              without EGMDBR
                                              and GIA Rider    81   56   96  209    81  110  123  209    18   56   96  209
                                              with EGMDBR:
                                              age 0-65         82   59  102  219    82  113  129  219    19   59  102  219
                                              with EGMDBR:
                                              age 66-75        84   65  112  241    84  119  139  241    21   65  112  241
                                              with GIA Rider   84   65  112  241    84  119  139  241    21   65  112  241
                                              with EGMDBR
                                              and GIA Rider:
                                              age 60-65        85   68  117  251    85  122  144  251    22   68  117  251
                                              with EGMDBR
                                              and GIA Rider:
                                              age 66-75        87   75  127  272    87  129  154  272    24   75  127  272
                                              ------------------------------------------------------------------------------

                                              --------------------------------------------------------------------------------
The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is Amended            The chart on page 10 of the Prospectus is replaced with the chart on page 4 of this supplement.

                                              The second sentence under The Investment Adviser is replaced with the following:

                                              We and the Fund have retained other portfolio managers, supervised by us, for eighteen of the Portfolios.

                                              --------------------------------------------------------------------------------
Charges, Fees and Deductions:                 The third sentence of How the Charge is Determined is replaced with:
Withdrawal Charge Is Amended
                                              A Purchase Payment is "age one" from the day it is effective until the beginning of the day preceding your next Contract Anniversary; beginning on the day preceding that Contract Anniversary, your Payment will have an "age of two", and increases in age on the day preceding each Contract Anniversary.

                                              --------------------------------------------------------------------------------
Transfers: DCA Plus Is Amended                The first sentence of the third paragraph is replaced with:

                                              Guaranteed Term and monthly transfer period for DCA Plus Fixed Option is currently 6 months.
                                                                                                                             3

  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                     Primary Investments
    Portfolio                Objective           (under normal circumstances) Portfolio Manager
---------------------------------------------------------------------------------------------------
 Aggressive Equity Capital appreciation.         Equity securities of small   Alliance Capital
                                                 emerging-growth companies    Management L.P.
                                                 and medium-sized
                                                 companies.
---------------------------------------------------------------------------------------------------
 Emerging Markets  Long-term growth of capital.  Equity securities of         Alliance Capital
                                                 companies that are located   Management L.P.
                                                 in countries generally
                                                 regarded as "emerging
                                                 market" countries.
---------------------------------------------------------------------------------------------------
 Diversified Re-   Long-term growth of capital.  Equity securities of U.S.    Capital Guardian
 search                                          companies and securities     Trust Company
                                                 whose principal markets
                                                 are in the U.S.
---------------------------------------------------------------------------------------------------
 Small-Cap Equity  Growth of capital.            Equity securities of         Capital Guardian
 (formerly called                                smaller and medium-sized     Trust Company
 Growth)                                         companies.
---------------------------------------------------------------------------------------------------
 International     Long-term growth of capital.  Equity securities of non-    Capital Guardian
 Large-Cap                                       U.S. companies and           Trust Company
                                                 securities whose principal
                                                 markets are outside of the
                                                 U.S.
---------------------------------------------------------------------------------------------------
 Bond and Income   Total return and income       A wide range of fixed        Goldman Sachs
                   consistent with prudent       income securities with       Asset Management
                   investment management.        varying terms to maturity,
                                                 with an emphasis on long-
                                                 term bonds.
---------------------------------------------------------------------------------------------------
 Equity            Capital appreciation.         Equity securities of large   Goldman Sachs
                   Current income is of          U.S. growth-oriented         Asset Management
                   secondary importance.         companies.
---------------------------------------------------------------------------------------------------
 Multi-Strategy    High total return.            A mix of equity and fixed    J.P. Morgan
                                                 income securities.           Investment Management
                                                                              Inc.
---------------------------------------------------------------------------------------------------
 Equity Income     Long-term growth of capital   Equity securities of large   J.P. Morgan
                   and income.                   and medium-sized dividend-   Investment Management
                                                 paying U.S. companies.       Inc.
---------------------------------------------------------------------------------------------------
 Growth LT         Long-term growth of capital   Equity securities of a       Janus Capital
                   consistent with the           large number of companies    Corporation
                   preservation of capital.      of any size.
---------------------------------------------------------------------------------------------------
 Mid-Cap Value     Capital appreciation.         Equity securities of         Lazard Asset
                                                 medium-sized U.S.            Management
                                                 companies believed to be
                                                 undervalued.
---------------------------------------------------------------------------------------------------
 Equity Index      Investment results that       Equity securities of         Mercury Asset
                   correspond to the total       companies that are           Management US
                   return of common stocks       included in the Standard &
                   publicly traded in the U.S.   Poor's 500 Composite Stock
                                                 Price Index.
---------------------------------------------------------------------------------------------------
 Small-Cap Index   Investment results that       Equity securities of         Mercury Asset
                   correspond to the total       companies that are           Management US
                   return of an index of small   included in the Russell
                   capitalization companies.     2000 Small Stock Index.
---------------------------------------------------------------------------------------------------
 REIT              Current income and long-term  Equity securities of real    Morgan Stanley Asset
                   capital appreciation.         estate investment trusts.    Management
---------------------------------------------------------------------------------------------------
 International     Long-term capital             Equity securities of         Morgan Stanley Asset
 Value             appreciation primarily        companies of any size        Management
 (formerly called  through investment in equity  located in developed
 International)    securities of corporations    countries outside of the
                   domiciled in countries other  U.S.
                   than the United States.
---------------------------------------------------------------------------------------------------
 Government        Maximize total return         Fixed income securities      Pacific Investment
 Securities        consistent with prudent       that are issued or           Management Company
                   investment management.        guaranteed by the U.S.
                                                 government, its agencies
                                                 or government-sponsored
                                                 enterprises.
---------------------------------------------------------------------------------------------------
 Managed Bond      Maximize total return         Medium and high-quality      Pacific Investment
                   consistent with prudent       fixed income securities      Management Company
                   investment management.        with varying terms to
                                                 maturity.
---------------------------------------------------------------------------------------------------
 Money Market      Current income consistent     Highest quality money        Pacific Life
                   with preservation of          market instruments
                   capital.                      believed to have limited
                                                 credit risk.
---------------------------------------------------------------------------------------------------
 High Yield Bond   High level of current         Fixed income securities      Pacific Life
                   income.                       with lower and medium-
                                                 quality credit ratings and
                                                 intermediate to long terms
                                                 to maturity.
---------------------------------------------------------------------------------------------------
 Large-Cap Value   Long-term growth of capital.  Equity securities of large   Salomon Brothers
                   Current income is of          U.S. companies.              Asset Management Inc
                   secondary importance.

---------------------------------------------------------------------------------------------------

Form No. PP121799